Financial risk management - Schedule of changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	£ 1,740
Financial assets (liabilities) at end of period	3,088	£ 1,740
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	297	233
Net gains/(losses) for the year	42	67
Purchases	19	3
Settlements	48	(6)
Financial assets (liabilities) at end of period	406	297
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(100)	(187)
Net gains/(losses) for the year	36	87
Purchases	0	0
Settlements	0	0
Financial assets (liabilities) at end of period	(64)	(100)
Gain (loss) on assets held at end of year	36	87
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(36)	44
Net gains/(losses) for the year	0	(18)
Purchases	(16)	(56)
Settlements	39	(6)
Financial assets (liabilities) at end of period	(13)	(36)
Gain (loss) on assets held at end of year	(18)	(41)
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	433	376
Net gains/(losses) for the year	6	(2)
Purchases	35	59
Settlements	9	0
Financial assets (liabilities) at end of period	£ 483	£ 433